Annual Total Returns - FidelityChinaRegionFund-AMCIZPRO - FidelityChinaRegionFund-AMCIZPRO - Fidelity China Region Fund	Dec. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor China Region Fund - Class A
Bar Chart Table:
Annual Return 2013	21.71%
Annual Return 2014	4.12%
Annual Return 2015	(4.74%)
Annual Return 2016	(5.55%)
Annual Return 2017	51.46%
Annual Return 2018	(17.66%)
Annual Return 2019	34.70%
Annual Return 2020	47.31%
Annual Return 2021	(13.70%)
Annual Return 2022	(24.10%)